UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

535 Madison Avenue, 37th Floor

New York, NY 10022
(Address of principal executive offices) (Zip code)

Direxion Funds

535 Madison Avenue, 37th Floor

New York, NY 10022
(Name and address of agent for service)

1-800-851-0511

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Direxion Monthly NASDAQ 100 Bull 1.75X Fund
Investor | DXQLX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Direxion Monthly NASDAQ 100 Bull 1.75X Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$152	1.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly NASDAQ-100® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies included in the index have an average daily trading volume of at least 200,000 shares.
During the Annual Period, the index was shaped by a sharp round trip in the artificial intelligence trade. Mega-cap technology and semiconductor names drove strong gains, with especially large advances in the spring, supported by continued demand for AI computing and cloud infrastructure, and Nvidia reached record highs during the period. That leadership reversed near midyear, when investors began questioning the scale of Big Tech capital spending on AI, and semiconductor stocks fell into a rapid correction, among the fastest declines for the group in decades. Memory and chip names such as Micron were among the most volatile. The index recovered much of the decline by the close of the period as AI enthusiasm returned, though volatility was elevated throughout and leadership remained concentrated in the largest companies.
For the Annual Period, the NASDAQ-100® Index returned 26.61% and had volatility of 19.57%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.75X Fund returned 39.44%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 34.06%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Monthly NASDAQ 100 Bull 1.75X Fund	PAGE 1	TSR-AR-254939200

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	39.44	15.26	32.75
NASDAQ Composite Index	23.64	12.38	18.61
NASDAQ-100® Index	26.61	14.46	21.03
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$599,803,539
Number of Holdings	3
Net Advisory Fee	$4,217,370
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure	(%)
Total Return Swap Contracts	107.8%
Investment Companies	67.2%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	58.5%
Communication Services	15.1%
Consumer Discretionary	9.8%
Consumer Staples	6.2%
Health Care	4.0%
Industrials	3.5%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	7.4%
Microsoft Corp.	6.0%
Micron Technology, Inc.	4.8%
Amazon.com, Inc.	4.5%
Advanced Micro Devices, Inc.	3.4%
Alphabet Inc. Class A	3.2%
Tesla, Inc.	2.9%
Alphabet Inc. Class C	2.9%
Broadcom, Inc.	2.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Monthly NASDAQ 100 Bull 1.75X Fund	PAGE 2	TSR-AR-254939200

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly NASDAQ 100 Bull 1.75X Fund	PAGE 3	TSR-AR-254939200

Direxion Monthly S&P 500 Bull 1.75X Fund
Investor | DXSLX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Direxion Monthly S&P 500 Bull 1.75X Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly S&P 500® Bull 1.75X Fund	$152	1.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly S&P 500® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the S&P 500® Index. The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Stocks are selected based on market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The index is a float-adjusted, market capitalization-weighted index.
During the Annual Period, the index advanced, but leadership was unusually bifurcated. Information technology, led by semiconductors and the mega-cap AI complex, was the strongest sector, with energy close behind, supported by rising crude oil prices tied to conflict in the Middle East and supply concerns surrounding the Strait of Hormuz. Health care also ranked among the leaders. A sharp midyear selloff in semiconductor stocks prompted a temporary rotation toward more defensive parts of the market, but much of the large-cap universe outside technology and energy lagged, including consumer discretionary, which reversed its prior leadership, along with utilities and communication services. The Federal Reserve, which had cut rates three times in late 2025, held policy steady through most of the period as inflation stayed above target, and by late in the period some investors had begun to weigh the risk of renewed tightening. Small-capitalization stocks participated meaningfully, though leadership among large caps remained concentrated in a narrow group of technology-related names.
For the Annual Period, the S&P 500® Index returned 20.38% and had volatility of 12.80%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly S&P 500® Bull 1.75X Fund returned 29.73%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 29.70%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Monthly S&P 500 Bull 1.75X Fund	PAGE 1	TSR-AR-254939705

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly S&P 500® Bull 1.75X Fund	29.73	14.55	22.47
S&P 500® Index	20.38	12.79	15.37
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$144,006,616
Number of Holdings	5
Net Advisory Fee	$1,001,000
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure	(%)
Total Return Swap Contracts	128.2%
Investment Companies	46.8%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	37.9%
Financials	12.3%
Communication Services	9.5%
Consumer Discretionary	9.3%
Health Care	9.1%
Industrials	8.3%
Consumer Staples	4.5%
Energy	3.5%
Utilities	2.0%
Materials	1.8%
Real Estate	1.8%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.1%
Apple, Inc.	7.0%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.8%
Alphabet Inc. Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet Inc. Class C	2.4%
Meta Platforms, Inc. Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Monthly S&P 500 Bull 1.75X Fund	PAGE 2	TSR-AR-254939705

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly S&P 500 Bull 1.75X Fund	PAGE 3	TSR-AR-254939705

Direxion Monthly Small Cap Bull 1.75X Fund
Investor | DXRLX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Direxion Monthly Small Cap Bull 1.75X Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly Small Cap Bull 1.75X Fund	$163	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly Small Cap Bull 1.75X Fund seeks to provide 175% of the calendar month return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership.
During the Annual Period, small-cap equities outperformed the large-cap S&P 500, though they finished roughly in line with large-cap growth stocks. The relative strength was most pronounced earlier in the period and was supported by three Federal Reserve rate cuts in late 2025, which eased interest costs for the many index constituents carrying floating-rate debt, together with an unusually wide valuation gap versus large caps and an improving small-cap earnings outlook. The advance was not linear. Small caps stumbled in late winter and early spring when firmer labor and inflation data led the market to price out further near-term rate cuts, and the index stayed volatile given its heavier exposure to domestically focused, more rate-sensitive, and less profitable companies. The small-cap advantage over large caps narrowed over the summer as a semiconductor-led sell-off and renewed concern about the path of interest rates weighed on the index.
For the Annual Period, the Russell 2000® Index returned 26.46% and had volatility of 23.63%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly Small Cap Bull 1.75X Fund returned 41.16%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 40.87%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Monthly Small Cap Bull 1.75X Fund	PAGE 1	TSR-AR-254939838

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly Small Cap Bull 1.75X Fund	41.16	2.63	11.18
S&P 500® Index	20.38	12.79	15.37
Russell 2000 Index	26.46	6.85	10.55
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$9,701,051
Number of Holdings	5
Net Advisory Fee	$40,475
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure	(%)
Total Return Swap Contracts	118.6%
Investment Companies	56.4%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Health Care	20.0%
Financials	19.9%
Industrials	14.0%
Information Technology	11.3%
Consumer Discretionary	10.0%
Materials	6.0%
Energy	5.8%
Real Estate	5.7%
Utilities	2.7%
Communication Services	2.4%
Consumer Staples	2.2%

Top 10 Constituents of Index	(%)
JFrog Ltd.	0.4%
Moog, Inc. Class A	0.3%
UMB Financial Corp.	0.3%
Glaukos Corp.	0.3%
Brinker International, Inc.	0.3%
BrightSpring Health Services, Inc.	0.3%
Krystal Biotech, Inc.	0.3%
Cytokinetics, Inc.	0.3%
Protagonist Therapeutics, Inc.	0.3%
Twist Bioscience Corp.	0.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Monthly Small Cap Bull 1.75X Fund	PAGE 2	TSR-AR-254939838

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly Small Cap Bull 1.75X Fund	PAGE 3	TSR-AR-254939838

Hilton Tactical Income Fund
Investor Class | HCYAX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Tactical Income Fund Investor Class	$116	1.12%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Annual Period ending August 31, 2026, the Hilton Tactical Income Fund (“Fund”) participated in equity-market gains, but its income mandate limited exposure to several strong-performing technology companies. According to the supplied attribution detail, fixed-income positioning provided an important offset to these equity headwinds.¹
The dividend constraint was a key headwind. Unlike the benchmark, the Fund cannot directly own non-dividend-paying stocks under its income mandate, and very low dividends can limit the suitability and sizing of other holdings. In the supplied attribution, non-ownership of Advanced Micro Devices and Intel detracted approximately 13 and 8 basis points, respectively. Micron, which pays a dividend but offers a low yield, detracted another 6 basis points through non-ownership. Nvidia’s dividend was previously too small to fit the strategy’s income framework, and a substantial dividend increase improved its eligibility, but underexposure still detracted 7 basis points. Together, these four exposures accounted for approximately 31 basis points of relative drag in that attribution report.¹
Fixed-income positioning substantially offset these pressures. The reported fixed-income bucket contributed −36 basis points to portfolio return, compared with −101 basis points for the benchmark, for a reported active contribution of +64 basis points. Government debt positioning accounted for +61 basis points of that relative benefit. This figure reflects the contribution of allocation and holdings to total portfolio results, rather than a comparison of standalone fixed income returns.¹
The portfolio management team maintained its disciplined approach to income generation and risk management, adjusting equity exposure, security selection, credit exposure, and duration as conditions evolved. The Fund continued to seek participation in market gains while preserving its dividend discipline and managing portfolio volatility.
At the end of the Annual Period, the Fund held 1.67% in cash, 1.28% in commodities, 49.24% in equities, and 47.82% in fixed income. The portfolio yield was 4.40%, and portfolio duration was held below 3.0 years amid rising rates and increased inflation expectations.
Top Contributors¹
• Taiwan Semiconductor Manufacturing Co. Ltd.
• Emerson Electric Co.
• Analog Devices, Inc.
• AstraZeneca PLC
• Janus Living, Inc.

Top Detractors¹
• SAP SE
• Cisco Systems, Inc.
• General Dynamics Corp.
• The Home Depot, Inc.
• Microsoft Corp.
Hilton Tactical Income Fund	PAGE 1	TSR-AR-254939176

*Benchmark = 40% S&P 500 TR Index / 60% Bloomberg Intermediate US Govt/Credit TR Index Value Unhedged
¹ Attribution figures and contributor rankings are from Bloomberg.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	7.28	3.91	5.22
S&P 500® Index	20.38	12.79	15.37
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.40
Bloomberg Intermediate US Government/Credit Bond Index	1.80	1.05	1.90
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$133,600,484
Number of Holdings	101
Net Advisory Fee	$802,607
Portfolio Turnover	86%
Distribution Yield - Investor Class	6.35%
Hilton Tactical Income Fund	PAGE 2	TSR-AR-254939176

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(%)
iShares 0-3 Month Treasury Bond ETF	7.5%
JPMorgan Nasdaq Equity Premium Income ETF	5.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.6%
JPMorgan Income ETF	4.4%
Janus Henderson AAA CLO ETF	4.4%
Vanguard International High Dividend Yield ETF	4.1%
Vanguard Intermediate-Term Treasury ETF	3.7%
JPMorgan Equity Premium Income ETF	2.8%
Invesco S&P 500 Equal Weight Income Advantage ETF	2.5%
Microsoft Corp.	2.4%

Security Type	(%)
Investment Companies	46.7%
Common Stocks	30.4%
Corporate Bonds	17.6%
U.S. Treasury Securities	2.0%
Convertible Preferred Stocks	0.6%
Cash & Other	2.7%

Market Exposure	(%)
Fixed Income	51.1%
Equity	46.2%
Other	2.7%
Total (as % of net assets)	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Hilton Tactical Income Fund	PAGE 3	TSR-AR-254939176

Hilton Tactical Income Fund
Institutional Class | HCYIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Tactical Income Fund Institutional Class	$90	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Annual Period ending August 31, 2026, the Hilton Tactical Income Fund (“Fund”) participated in equity-market gains, but its income mandate limited exposure to several strong-performing technology companies. According to the supplied attribution detail, fixed-income positioning provided an important offset to these equity headwinds.¹
The dividend constraint was a key headwind. Unlike the benchmark, the Fund cannot directly own non-dividend-paying stocks under its income mandate, and very low dividends can limit the suitability and sizing of other holdings. In the supplied attribution, non-ownership of Advanced Micro Devices and Intel detracted approximately 13 and 8 basis points, respectively. Micron, which pays a dividend but offers a low yield, detracted another 6 basis points through non-ownership. Nvidia’s dividend was previously too small to fit the strategy’s income framework, and a substantial dividend increase improved its eligibility, but underexposure still detracted 7 basis points. Together, these four exposures accounted for approximately 31 basis points of relative drag in that attribution report.¹
Fixed-income positioning substantially offset these pressures. The reported fixed-income bucket contributed −36 basis points to portfolio return, compared with −101 basis points for the benchmark, for a reported active contribution of +64 basis points. Government debt positioning accounted for +61 basis points of that relative benefit. This figure reflects the contribution of allocation and holdings to total portfolio results, rather than a comparison of standalone fixed income returns.¹
The portfolio management team maintained its disciplined approach to income generation and risk management, adjusting equity exposure, security selection, credit exposure, and duration as conditions evolved. The Fund continued to seek participation in market gains while preserving its dividend discipline and managing portfolio volatility.
At the end of the Annual Period, the Fund held 1.67% in cash, 1.28% in commodities, 49.24% in equities, and 47.82% in fixed income. The portfolio yield was 4.40%, and portfolio duration was held below 3.0 years amid rising rates and increased inflation expectations.
Top Contributors¹
• Taiwan Semiconductor Manufacturing Co. Ltd.
• Emerson Electric Co.
• Analog Devices, Inc.
• AstraZeneca PLC
• Janus Living, Inc.

Top Detractors¹
• SAP SE
• Cisco Systems, Inc.
• General Dynamics Corp.
• The Home Depot, Inc.
• Microsoft Corp.
Hilton Tactical Income Fund	PAGE 1	TSR-AR-254939168

*Benchmark = 40% S&P 500 TR Index / 60% Bloomberg Intermediate US Govt/Credit TR Index Value Unhedged
¹ Attribution figures and contributor rankings are from Bloomberg.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $50,000 chart reflects a hypothetical $50,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $50,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	7.65	4.16	5.47
S&P 500® Index	20.38	12.79	15.37
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.40
Bloomberg Intermediate US Government/Credit Bond Index	1.80	1.05	1.90
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$133,600,484
Number of Holdings	101
Net Advisory Fee	$802,607
Portfolio Turnover	86%
Distribution Yield - Institutional Class	6.58%
Hilton Tactical Income Fund	PAGE 2	TSR-AR-254939168

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(%)
iShares 0-3 Month Treasury Bond ETF	7.5%
JPMorgan Nasdaq Equity Premium Income ETF	5.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.6%
JPMorgan Income ETF	4.4%
Janus Henderson AAA CLO ETF	4.4%
Vanguard International High Dividend Yield ETF	4.1%
Vanguard Intermediate-Term Treasury ETF	3.7%
JPMorgan Equity Premium Income ETF	2.8%
Invesco S&P 500 Equal Weight Income Advantage ETF	2.5%
Microsoft Corp.	2.4%

Security Type	(%)
Investment Companies	46.7%
Common Stocks	30.4%
Corporate Bonds	17.6%
U.S. Treasury Securities	2.0%
Convertible Preferred Stocks	0.6%
Cash & Other	2.7%

Market Exposure	(%)
Fixed Income	51.1%
Equity	46.2%
Other	2.7%
Total (as % of net assets)	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Hilton Tactical Income Fund	PAGE 3	TSR-AR-254939168

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Kathleen Berkery is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$114,112	$227,400
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$28,684	$57,368
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Ernst & Young LLP to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	NONE	NONE
Registrant’s Investment Adviser	NONE	NONE

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

DIREXION FUNDS

Annual Financial Statements and Additional Information

AUGUST 31, 2026

535 Madison Avenue, 37th Floor | New York, New York 10022 | www.direxion.com

Direxion Monthly NASDAQ-100® Bull 1.75X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 1.75X Fund (DXSLX)
Direxion Monthly Small Cap Bull 1.75X Fund (DXRLX)

DIREXION MONTHLY NASDAQ-100® BULL 1.75X FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	INVESTMENT COMPANIES — 67.2%
562,259	Invesco QQQ Trust Series 1(a)	$403,004,761
	TOTAL INVESTMENT COMPANIES (Cost $199,494,717)	$403,004,761
	SHORT TERM INVESTMENTS — 21.3%
	Money Market Funds — 21.3%
127,829,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57%(b)(c)	$127,829,830
	TOTAL SHORT TERM INVESTMENTS (Cost $127,829,830)	$127,829,830
	TOTAL INVESTMENTS (Cost $327,324,547) — 88.5%	$530,834,591
	Other Assets in Excess of Liabilities — 11.5%	68,968,948
	TOTAL NET ASSETS — 100.0%	$599,803,539

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $127,829,830.
LONG TOTAL RETURN SWAP CONTRACTS
August 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2026	21,947	$647,601,396	$(4,279,868)

SOFR - Secured Overnight Financing Rate was 3.68% as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

DIREXION MONTHLY S&P 500® BULL 1.75X FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	INVESTMENT COMPANIES — 46.8%
87,516	iShares Core S&P 500 ETF(a)	$67,452,082
	TOTAL INVESTMENT COMPANIES (Cost $33,891,889)	$67,452,082
	SHORT TERM INVESTMENTS — 20.2%
	Money Market Funds — 20.2%
13,540,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57%(b)(c)	$13,540,000
15,510,000	Invesco Government & Agency Portfolio Institutional Shares, 3.68%(b)(c)	15,510,000
	TOTAL SHORT TERM INVESTMENTS (Cost $29,050,000)	$29,050,000
	TOTAL INVESTMENTS (Cost $62,941,889) — 67.0%	$96,502,082
	Other Assets in Excess of Liabilities — 33.0%	47,504,534
	TOTAL NET ASSETS — 100.0%	$144,006,616

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,050,000.
LONG TOTAL RETURN SWAP CONTRACTS
August 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	SOFR + 0.70%	Bank of America Merrill Lynch	12/11/2026	8,801	$60,543,314	$5,980,346
Total return of S&P 500® Index	SOFR + 0.79%	UBS Securities LLC	12/17/2026	15,206	115,395,910	675,564
					$175,939,224	$6,655,910

SOFR - Secured Overnight Financing Rate was 3.68% as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

DIREXION MONTHLY SMALL CAP BULL 1.75X FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Shares		Fair Value
	INVESTMENT COMPANIES — 56.4%
18,624	iShares Russell 2000 ETF(a)	$5,474,152
	TOTAL INVESTMENT COMPANIES (Cost $3,352,098)	$5,474,152
	SHORT TERM INVESTMENTS — 19.6%
	Money Market Funds — 19.6%
1,179,749	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.57%(b)(c)	$1,179,749
720,000	Invesco Government & Agency Portfolio Institutional Shares, 3.68%(b)(c)	720,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,899,749)	$1,899,749
	TOTAL INVESTMENTS (Cost $5,251,847) — 76.0%	$7,373,901
	Other Assets in Excess of Liabilities — 24.0%	2,327,150
	TOTAL NET ASSETS — 100.0%	$9,701,051

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,899,749.
LONG TOTAL RETURN SWAP CONTRACTS
August 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	SOFR + 0.65%	Bank of America Merrill Lynch	12/11/2026	1,956	$5,685,881	$56,569
Total return of Russell 2000® Index	SOFR + 0.64%	UBS Securities LLC	12/17/2026	1,978	5,785,601	20,911
					$11,471,482	$77,480

SOFR - Secured Overnight Financing Rate was 3.68% as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

DIREXION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
ASSETS:
Investments, at fair value (Note 2)	$530,834,591	$96,502,082	$7,373,901
Cash equivalents (Note 2)	73,538,832	46,949,567	2,378,566
Dividends receivable	396,388	89,002	5,674
Interest receivable	225,182	130,347	6,760
Receivable for Fund shares sold	67,905	110,870	108,243
Unrealized appreciation for swap contracts	—	6,655,910	77,480
Prepaid expenses and other assets	17,747	19,704	10,632
Total assets	605,080,645	150,457,482	9,961,256
LIABILITIES:
Unrealized depreciation on swap contracts	4,279,868	—	—
Due to Adviser, net (Note 5)	404,210	113,010	8,896
Payable for Fund shares redeemed	166,900	4,727	71,475
Accrued distribution expenses	127,275	30,355	2,101
Due to affiliate	6,433	1,452	110
Deposits from broker for swap contracts	—	6,220,000	170,000
Accrued expenses and other liabilities	292,420	81,322	7,623
Total liabilities	5,277,106	6,450,866	260,205
NET ASSETS	$599,803,539	$144,006,616	$9,701,051
Net Assets Consist of:
Paid-in capital	$309,055,069	$93,045,233	$14,899,602
Total distributable earnings/(accumulated losses)	290,748,470	50,961,383	(5,198,551)
Total net assets	$599,803,539	$144,006,616	$9,701,051
Calculation of Net Asset Value Per Share:
Net assets	$599,803,539	$144,006,616	$9,701,051
Shares issued and outstanding (unlimited shares authorized without par value)	4,658,861	1,597,218	77,597
Net asset value per share	$128.74	$90.16	$125.02
Cost:
Investments, at cost	$327,324,547	$62,941,889	$5,251,847

The accompanying notes are an integral part of these financial statements.

4

Direxion FUNDS
Statements of Operations
For the Year Ended August 31, 2026

	Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
INVESTMENT INCOME:
Dividend income	$5,196,835	$1,582,849	$110,178
Interest income	3,648,027	1,342,961	91,266
Total investment income	8,844,862	2,925,810	201,444
EXPENSES:
Investment advisory fee (Note 5)	4,217,370	951,709	72,322
Distribution expenses (Note 5)	1,405,790	317,236	24,107
Fund administration and accounting fees	595,146	134,303	10,206
Management service fees (Note 5)	270,431	61,042	4,638
Interest expense	239,894	109,525	4,897
Licensing fees	224,926	25,379	6,750
Insurance fees	86,108	19,432	1,477
Audit fees	79,610	25,708	11,194
Trustees’ fees	77,149	17,410	1,323
Reports to shareholders	62,376	14,076	1,070
Legal fees	59,093	13,335	1,013
State registration fees	35,323	38,854	26,947
Other expenses and fees	24,917	5,348	979
Total expenses	7,378,133	1,733,357	166,923
Recoupment of expenses by Adviser (Note 5)	—	49,291	2,223
Reimbursement of expenses from Adviser (Note 5)	—	—	(34,070)
Net expenses	7,378,133	1,782,648	135,076
NET INVESTMENT INCOME	1,466,729	1,143,162	66,368
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	(19,501)
Swap contracts	140,505,503	26,037,576	3,054,939
Net realized gain	140,505,503	26,037,576	3,035,438
Net change in unrealized appreciation (depreciation) on:
Investments	78,999,392	10,713,709	1,001,670
Swap contracts	(35,993,107)	(5,303,599)	(848,460)
Net change in unrealized appreciation (depreciation)	43,006,285	5,410,110	153,210
Net realized and unrealized gain	183,511,788	31,447,686	3,188,648
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,978,517	$32,590,848	$ 3,255,016

The accompanying notes are an integral part of these financial statements.

5

DIREXION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Direxion Monthly NASDAQ-100® Bull 1.75X Fund		Direxion Monthly S&P 500® Bull 1.75X Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$1,466,729	$4,501,529	$1,143,162	$1,558,800
Net realized gain	140,505,503	69,715,599	26,037,576	13,378,382
Net change in unrealized appreciation	43,006,285	46,779,842	5,410,110	8,762,095
Net increase in net assets from operations	184,978,517	120,996,970	32,590,848	23,699,277
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(73,029,320)	(4,553,713)	(9,163,725)	(13,027,551)
Total distributions to shareholders	(73,029,320)	(4,553,713)	(9,163,725)	(13,027,551)
CAPITAL TRANSACTIONS:
Shares sold	112,594,630	153,494,398	87,362,118	88,598,254
Shares issued from reinvestment of distributions	71,900,175	4,484,567	9,123,541	12,954,236
Shares redeemed	(227,663,277)	(189,345,530)	(98,061,493)	(109,811,988)
Net decrease in net assets from capital transactions	(43,168,472)	(31,366,565)	(1,575,834)	(8,259,498)
Net increase in net assets	68,780,725	85,076,692	21,851,289	2,412,228
NET ASSETS:
Beginning of the year	531,022,814	445,946,122	122,155,327	119,743,099
End of the year	$599,803,539	$531,022,814	$144,006,616	$122,155,327
SHARES TRANSACTIONS
Shares sold	973,339	1,735,662	1,086,486	1,378,702
Shares issued from reinvestment of distributions	664,290	49,396	117,648	187,700
Shares redeemed	(2,011,382)	(2,150,065)	(1,241,374)	(1,668,027)
Total decrease in shares outstanding	(373,753)	(365,007)	(37,240)	(101,625)

The accompanying notes are an integral part of these financial statements.

6

DIREXION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Monthly Small Cap Bull 1.75X Fund
	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income	$66,368	$178,729
Net realized gain (loss)	3,035,438	(1,882,683)
Net change in unrealized appreciation (depreciation)	153,210	(134,144)
Net increase (decrease) in net assets from operations	3,255,016	(1,838,098)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(178,729)	(198,031)
Total distributions to shareholders	(178,729)	(198,031)
CAPITAL TRANSACTIONS:
Shares sold	12,114,836	18,900,564
Shares issued from reinvestment of distributions	176,290	196,012
Shares redeemed	(14,914,231)	(22,545,242)
Net decrease in net assets from capital transactions	(2,623,105)	(3,448,666)
Net increase (decrease) in net assets	453,182	(5,484,795)
NET ASSETS:
Beginning of the year	9,247,869	14,732,664
End of the year	$9,701,051	$9,247,869
SHARES TRANSACTIONS
Shares sold	110,219	224,211
Shares issued from reinvestment of distributions	1,818	2,321
Shares redeemed	(136,769)	(294,020)
Total decrease in shares outstanding	(24,732)	(67,488)

The accompanying notes are an integral part of these financial statements.

7

Direxion Funds
FINANCIAL HIGHLIGHTS
August 31, 2026

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[2]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year	Total Return[3]	Net Assets, End of Year (,000)	Total Expenses[4]	Net Expenses[4,5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[4]	Total Expenses	Net Expenses[5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[6]
Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Year ended August 31, 2026	$105.51	0.30	38.25	38.55	(1.03)	(14.29)	—	(15.32)	$128.74	39.44%	$599,804	1.31%	1.31%	0.26%	1.27%	1.27%	0.30%	0%
Year ended August 31, 2025	$82.62	0.87	22.89	23.76	(0.87)	—	—	(0.87)	$105.51	28.94%	$531,023	1.37%	1.37%	0.96%	1.32%	1.32%	1.01%	12%
Year ended August 31, 2024	$58.98	0.78	23.16	23.94	(0.30)	—	—	(0.30)	$82.62	47.40%	$445,946	1.42%	1.44%	1.12%	1.33%	1.35%	1.21%	0%
Year ended August 31, 2023	$42.30	0.59	16.09	16.68	—	—	—	—	$58.98	39.42%	$360,701	1.43%	1.41%	1.32%	1.37%	1.35%	1.38%	0%
Year ended August 31, 2022	$81.98	(0.62)	(29.72)	(30.34)	—	(9.34)	—	(9.34)	$42.30	−42.34%	$273,423	1.33%	1.34%	(0.99)%	1.32%	1.33%	(0.98)%	0%
Direxion Monthly S&P 500® Bull 1.75X Fund
Year ended August 31, 2026	$74.74	0.72	20.49	21.21	(0.89)	(4.90)	—	(5.79)	$90.16	29.73%	$144,007	1.37%	1.40%	0.90%	1.29%	1.32%	0.98%	0%
Year ended August 31, 2025	$68.97	0.92	12.74	13.66	(1.20)	(6.69)	—	(7.89)	$74.74	20.92%	$122,155	1.41%	1.43%	1.36%	1.33%	1.35%	1.44%	0%
Year ended August 31, 2024	$49.22	0.96	19.14	20.10	(0.35)	—	—	(0.35)	$68.97	41.07%	$119,743	1.51%	1.53%	1.69%	1.33%	1.35%	1.87%	0%
Year ended August 31, 2023	$40.98	0.65	7.59	8.24	—	—	—	—	$49.22	20.11%	$83,188	1.51%	1.42%	1.54%	1.44%	1.35%	1.61%	0%
Year ended August 31, 2022	$59.67	(0.50)	(13.39)	(13.89)	—	(4.80)	—	(4.80)	$40.98	−25.79%	$85,872	1.36%	1.36%	(0.96)%	1.35%	1.35%	(0.95)%	0%
Direxion Monthly Small Cap Bull 1.75X Fund
Year ended August 31, 2026	$90.37	0.74	35.89	36.63	(1.98)	—	—	(1.98)	$125.02	41.16%	$9,701	1.73%	1.40%	0.69%	1.68%	1.35%	0.74%	39%
Year ended August 31, 2025	$86.76	1.27	3.54	4.81	(1.20)	—	—	(1.20)	$90.37	5.65%	$9,248	1.83%	1.46%	1.54%	1.72%	1.35%	1.65%	19%
Year ended August 31, 2024	$71.53	1.24	14.55	15.79	(0.56)	—	—	(0.56)	$86.76	22.18%	$14,733	1.66%	1.50%	1.69%	1.51%	1.35%	1.84%	35%
Year ended August 31, 2023	$71.90	1.07	(1.44)	(0.37)	—	—	—	—	$71.53	−0.52%	$11,017	1.78%	1.41%	1.54%	1.72%	1.35%	1.60%	24%
Year ended August 31, 2022	$115.43	(0.96)	(41.64)	(42.60)	—	(0.93)	—	(0.93)	$71.90	−37.17%	$10,577	1.60%	1.35%	(1.01)%	1.60%	1.35%	(1.01)%	33%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
[2]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments and swaps for the period.

[3]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[4]	Includes interest expense and extraordinary expense which is comprised of excise tax expense.
[5]	Net expenses include effects of any reimbursement or recoupment.
[6]
Portfolio turnover is not annualized and is calculated without regard to short-term securities that have a maturity of less than one year and does not include effects of turnover of the swap contracts portfolio.

The accompanying notes are an integral part of these financial statements.

8

Direxion Funds
Notes to the Financial Statements
August 31, 2026
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has four series, of which three are included in this report: Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund and Direxion Monthly Small Cap Bull 1.75X Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The three Funds included in this report offer only Investor Class shares.
Rafferty Asset Management, LLC (the “Adviser”) serves as investment adviser to the Funds. The Adviser has registered as a commodity pool operator (“CPO”) and all Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
The Funds’ investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds attempt to provide investment results that correlate positively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	NASDAQ-100® Index	175%
Direxion Monthly S&P 500® Bull 1.75X Fund	S&P 500® Index	175%
Direxion Monthly Small Cap Bull 1.75X Fund	Russell 2000® Index	175%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) 946, “Financial Services - Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities as “Cash equivalents” and is classified as Level 1 assets as of August 31, 2026.
b) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Securities and swaps contracts for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides

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Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.
c) Swap Contracts – Each Fund may enter into total return swap contracts. Standard total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.
In a “long” total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a SOFR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into total return swap agreements to obtain leverage in order to meet their investment objectives.
ASC 210-20-50 “Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions” requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210-20-50 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including swap contracts, and typically

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Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.
In the event of the counterparty’s default, bankruptcy, or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which they trade swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at August 31, 2026 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$—	$ —	$—	$ —	$ 4,279,868	$ —	$ 4,279,868[1]	$ —
Direxion Monthly S&P 500® Bull 1.75X Fund	5,980,346	—	5,980,346[1]	—	—	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	56,569	—	56,569[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

11

Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
Description: Swap Contract
Counterparty: UBS Securities LLC

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Monthly S&P 500® Bull 1.75X Fund	$ 675,564	$ —	$ —	$ 675,564	$ —	$ —	$ —	$ —
Direxion Monthly Small Cap Bull 1.75X Fund	20,911	—	—	20,911	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]
The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty. The amounts are further offset by a netting arrangement with counterparty in which the variation margin and initial margin are offset daily.

d) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
e) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund, collectively defined as “investment companies”. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. These costs are disclosed in the Fund’s prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
f) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds’ financial statements.
g) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 5.
h) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
i) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
j) Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s

12

Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
k) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions during the years ended August 31, 2026 and August 31, 2025 are listed below.
The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

Funds	Year Ended August 31, 2026			Year Ended August 31, 2025
	Distributions Paid From:			Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$73,029,320	$ —	$ —	$4,553,713	$ —	$ —
Direxion Monthly S&P 500® Bull 1.75X Fund	9,163,725	—	—	13,027,551	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	178,729	—	—	198,031	—	—

As of August 31, 2026, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Tax cost of investments	$331,739,809	$64,368,445	$5,295,020
Gross unrealized appreciation	203,510,044	40,216,103	2,199,534
Gross unrealized depreciation	(8,695,130)	(1,426,556)	(43,173)
Net unrealized appreciation/(depreciation)	$194,814,914	$38,789,547	$2,156,361
Undistributed ordinary income	95,933,556	12,171,836	66,368
Undistributed capital gain	—	—	—
Total undistributed earnings	95,933,556	12,171,836	66,368
Other accumulated earnings (losses)	—	—	(7,421,280)
Total distributable earnings/(accumulated losses)	$290,748,470	$50,961,383	$(5,198,551)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated earnings (loss) is generally comprised of capital loss carryforwards and qualified late year loss deferrals.

13

Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and paid-in capital under GAAP and tax reporting:

	Total Distributable Earnings/(Loss)	Paid-in Capital
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$(23,329,658)	$23,329,658
Direxion Monthly S&P 500® Bull 1.75X Fund	(7,866,155)	7,866,155
Direxion Monthly Small Cap Bull 1.75X Fund	—	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2026, the permanent differences primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares.
In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2026. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2026.
At August 31, 2026, no Funds deferred, on a tax basis, qualified late year losses.
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term.
At August 31, 2026, the following Fund had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly Small Cap Bull 1.75X Fund	$7,143,872	$277,408	$—
Capital Loss Utilized:
Direxion Monthly Small Cap Bull 1.75X Fund	$1,722,380	$—	$—

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2026, open U.S. Federal and state income tax years include the tax years ended August 31, 2023 through August 31, 2026. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
Additionally, the Funds follow authoritative financial reporting rules which clarify and expand income tax disclosures to increase their transparency and usefulness. These rules impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. The Funds paid no income taxes during the period.

14

Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
4. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the year ended August 31, 2026. Purchases represent the aggregate purchases of investments excluding short-term investment purchases and swap contracts. Sales represent the aggregate sales of investments excluding proceeds from short-term investments and swap contracts.

Funds	Purchases	Sales
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$ 47,079,021	$—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	1,954,933	2,438,207

There were no purchases or sales of long-term U.S. Government securities in the Funds during the year ended August 31, 2026.
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate of 0.75% based on its average daily net assets, computed daily and payable monthly.
Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Shares ETF Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
Each Fund is responsible for its own operating expenses. The Trust has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed the following annual rates multiplied by the Fund’s respective average daily net assets at least until September 1, 2027. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Direxion Monthly NASDAQ-100® Bull 1.75X Fund	1.35%
Direxion Monthly S&P 500® Bull 1.75X Fund	1.35%
Direxion Monthly Small Cap Bull 1.75X Fund	1.35%

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

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Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

Funds	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			August 31, 2027	August 31, 2028	August 31, 2029
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$—	$—	$—	$—	$—	$—
Direxion Monthly S&P 500® Bull 1.75X Fund	49,291	—	—	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	2,223	34,070	28,136	42,457	34,070	104,663

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and Operating Expense Limitation Agreement as of August 31, 2026, are presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.
Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets.  Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund’s average daily net assets.
ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.
6. VALUATION MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2026.

Funds	Asset Class				Liability Class
	Level 1			Level 2	Level 2
	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$403,004,761	$127,829,830	$73,538,832	$—	$(4,279,868)
Direxion Monthly S&P 500® Bull 1.75X Fund	67,452,082	29,050,000	46,949,567	6,655,910	—
Direxion Monthly Small Cap Bull 1.75X Fund	5,474,152	1,899,749	2,378,566	77,480	—

For further information regarding each asset class, see each Fund's Schedule of Investments.
*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

16

Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
7. ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund’s financial position and results of operations.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of August 31, 2026, the Funds were invested in swap contracts.
At August 31, 2026, the fair value of derivative instruments, by primary risk, were as follows:

Fund	Asset Derivatives[1]
	Equity Risk	Total
Direxion Monthly S&P 500® Bull 1.75X Fund	$ 6,655,910	$ 6,655,910
Direxion Monthly Small Cap Bull 1.75X Fund	77,480	77,480

Fund	Liability Derivatives[2]
	Equity Risk	Total
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$ 4,279,868	$ 4,279,868

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
Transactions in derivative instruments during the year ended August 31, 2026, by primary risk, were as follows:

Fund		Net Realized Gain (Loss)[1]	Net Unrealized Appreciation (Depreciation)[2]
		Equity Risk	Equity Risk
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Swap Contracts	$140,505,503	$ (35,993,107)
Direxion Monthly S&P 500® Bull 1.75X Fund	Swap Contracts	26,037,576	(5,303,599)
Direxion Monthly Small Cap Bull 1.75X Fund	Swap Contracts	3,054,939	(848,460)

[1]	Statements of Operations location: Net realized gain (loss) from swap contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.
For the year ended August 31, 2026, the average quarterly volume of the derivatives held by each of the Funds was as follows:

Quarterly Average Gross Notional Amounts
Long Total Return Swap Contracts
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$624,793,822
Direxion Monthly S&P 500® Bull 1.75X Fund	156,340,351
Direxion Monthly Small Cap Bull 1.75X Fund	11,074,424

17

Direxion Funds
Notes to the Financial Statements
August 31, 2026(Continued)
The Funds utilize this volume of derivatives to obtain leverage to meet the investment objective of 175% calendar month performance of their respective indices.
8. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

18

Direxion Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders of Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, and Direxion Monthly Small Cap Bull 1.75X Fund and the Board of Trustees of Direxion Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, and Direxion Monthly Small Cap Bull 1.75X Fund (collectively referred to as the “Funds”), (3 of the funds constituting Direxion Funds) (collectively referred to as the “Trust”), including the schedules of investments, as of August 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (3 of the funds constituting Direxion Funds) at August 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
October 23, 2026

19

Direxion Funds
ADDITIONAL INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of dividends declared from ordinary income designated as qualified income was 0.33%, 4.13% and 29.44% for the Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund and Direxion Monthly Small Cap Bull 1.75X Fund, respectively.
The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending August 31, 2026. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
For corporate shareholders, the amount of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2026 was 0% for each of the Funds.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-866-476-7523. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted quarterly on their website at www.direxion.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-866-476-7523, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended August 31, 2026, is available without charge, upon request, by calling 1-866-476-7523 or by accessing the website of the SEC.

20

Direxion Funds
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
Effective January 2026, the Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $240,000 annual retainer (paid in monthly increments) for services provided as a Board member. Prior to January 2026, the annual retainer amount was $225,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees’ fees”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Funds (the “Trust”) annually considers the renewal of the Amended & Restated Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, and Direxion Monthly Small Cap Bull 1.75X Fund, each a series of the Trust. Each series of the Trust is referred to herein as a “Fund” and collectively as the “Funds.” Each Fund seeks monthly investment results, before fees and expenses, of a multiple of an underlying index.
At a meeting held on August 19, 2026, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Agreement, on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser’s representatives and Fund management in executive sessions held on August 5 and August 19, 2026. The Board, including the Independent Trustees, determined that the terms of the Agreement for each Fund were fair and reasonable and that the renewal of the Agreement would be in the best interests of each Fund’s shareholders.
In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser reasonably believed to be necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following about each Fund:
•	Information regarding the advisory services provided by the Adviser to the Fund;
•
The investment objectives of the Fund, which require monthly rebalancing of 1.75 times the amount of the Fund’s net assets and the utilization of complex financial instruments that are not typical of traditional index tracking mutual funds;

•	The level of attention required by the Adviser due to the large and frequent trading activity of the Fund;
•	Information regarding the professional qualifications of the Adviser’s management team and those employees primarily responsible for providing investment advisory services to the Fund;
•	Information regarding the Fund’s contractual fee rate for the prior fiscal year;
•
Information regarding advisory fees earned, and any reimbursements and waivers made, by the Adviser in connection with providing services to the Fund for the two prior fiscal years and fiscal year to date, given the expense cap provided by Adviser under the Operating Expense Limitation Agreement (“Expense Cap Agreement”);

•
Information regarding the services provided by and the fees paid by the Fund to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreement;

21

Direxion Funds
FORM N-CSR ITEMS (Unaudited)(Continued)
•	Fund performance information, including the Fund’s tracking error relative to its leveraged investment objective on its underlying index both on a statistical and model basis;
•
Comparative industry fee data, including a comparison of the Fund to other funds that have a similar asset size, investment objective and, if applicable, industry focus (each, a “Peer Fund” and collectively, its “Peer Group”);

•	Information regarding the estimated costs investors would incur if they sought to implement independently the Fund’s strategy within their personal portfolios;
•
Information regarding the consolidated financial condition and profitability of the Adviser, including the extent to which economies of scale are shared with the Fund through the Expense Cap Agreement; and

•	Information regarding how the Adviser monitors the Fund’s compliance with regulatory requirements and Trust policies and procedures.
With respect to each Fund, the Board considered that it had also received information relevant to its consideration quarterly and, most recently, throughout the past year at executive sessions and regular Board meetings in connection with its routine oversight of the Funds, including information bearing on the Fund’s performance. In this regard, the Trustees considered that they receive at least quarterly reports on each Fund’s performance and information bearing on the Adviser’s and Fund’s regulatory compliance. The Board received a memorandum from legal counsel regarding its responsibilities with respect to the proposed renewal of the Agreement and participated in a question-and-answer session with representatives of the Adviser. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance; (3) the profit earned or loss experienced by the Adviser in connection with its provision of advisory services to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate and/or net expense ratio reflects any economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreement compares in terms of services and fees with the advisory arrangements of Peer Funds; and (6) other benefits derived or that may be derived by Adviser from its relationship with the Fund. This description is not intended to include all of the factors considered by the Board. The Board did not identify any particular information or factor that was determinative to its renewal of the Agreement, and each Trustee may have afforded different weight to different factors. Additionally, the information and factors considered, and weight placed on any particular information or factor, may change over time.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its risk and compliance systems and processes. The Board reviewed the scope of services provided by the Adviser to each Fund under the Agreement and considered that there would be no significant differences between the scope of services provided during the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s representation that it would continue to provide services to each Fund that are of materially the same quality as the services that have been provided to the Fund in the past, and it considered the appropriate scope of the services in light of the relevant Fund’s operations and the evolving competitive and regulatory landscape.
For each Fund, the Board considered the quality of the Adviser’s personnel, operations, systems and processes required to manage the Fund effectively. The Board considered that the Adviser’s systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board also considered the Adviser’s augmentation of its staff over time, including in key management, legal and technology roles. In addition, the Board considered, as applicable: (1) the Adviser’s success in achieving the Fund’s monthly leveraged investment objective, including its ability to adapt to changes in the level of assets under management and, if applicable, changes in the Fund’s stated leverage amount; (2) the techniques the Adviser has developed and uses in managing the Fund’s leverage, such as index optimization and representative sampling strategies, as well as the extent to which managing the Fund requires the Adviser to negotiate and enter into specialized agreements and hone skills for trading and monitoring complex financial instruments; (3) the size, professional experience and skills of the Adviser’s portfolio management, trading, risk, compliance and legal staff, as well as the Adviser’s ability to recruit, train and retain personnel with the

22

Direxion Funds
FORM N-CSR ITEMS (Unaudited)(Continued)
experience and expertise necessary to operate the Fund; (4) information regarding the Adviser’s management, including risk management, of derivatives trading on behalf of the Fund, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (5) the difficulty inherent in managing leveraged strategies in a tax efficient manner and the Adviser’s ability to do so; and (6) the Adviser’s adherence to the Trust’s compliance policies and procedures. The Board considered that the Adviser oversees all aspects of the operation of each Fund.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate charged to each Fund by the Adviser in light of the investment advisory services provided by the Adviser. In this regard, the Board considered the ability of investors to achieve independently the investment objective of the applicable Fund and the costs to investors of seeking to do so by utilizing a margin account or other means. The Board reviewed information provided by the Adviser comparing the hypothetical cost for shareholders to replicate the Funds’ leveraged investment strategies by means other than through an investment in the applicable Fund. The Board concluded that an investor would need to devote significant time to managing his or her portfolio in order to implement independently any Fund’s leveraged investment strategy and that, in most cases, seeking to do so would be more expensive than investing in the applicable Fund, even cost-prohibitive in certain cases. From this perspective, the Board considered the cost effectiveness for investors of investing and trading in the Funds to achieve the investment objective of the applicable Fund.
The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other registered investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare each Fund’s contractual advisory fee rate, expense caps, and gross and net expense ratios with those of Peer Funds. The Board considered the historical difficulty in compiling broad and diverse Peer Groups for the Funds because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations.
The Board considered that the Peer Group reports included the contractual advisory fee and net and gross expense ratios, less any Rule 12b-1 fees, for each Fund and each Peer Fund. The Board considered that each Fund had a net expense ratio and contractual advisory fee rate that were each below the median and average of its Peer Group for the period ended May 31, 2026. The Board considered that the Adviser had agreed to limit the total expenses of each Fund (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Fund under the Expense Cap. The Board also considered that, for all periods under review, the Direxion Monthly Small Cap Bull 1.75X Fund was operating above the expense cap established by the applicable Expense Cap Agreement and, therefore, benefitting from waivers of fees and/or reimbursements of expenses by the Adviser and that the Direxion Monthly S&P 500® Bull 1.75X Fund and Direxion Monthly NASDAQ-100® Bull 1.75X Fund were operating below the expense cap established by the applicable Expense Cap Agreement.
Performance of the Funds. In evaluating the performance of each Fund, the Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board considered the extent to which each Fund tracked, as applicable, the monthly leveraged performance of its underlying index. The Board considered that, given the investment objectives of each Fund, such tracking error provided a more meaningful indicia of the quality of the Adviser’s services than a Fund’s total return. Thus, to evaluate the Fund’s tracking of its underlying indices, the Trustees reviewed two measures of tracking error – namely, the correlation of each Fund’s returns to model performance returns (“Tracking Difference”), and the standard deviation of the Tracking Differences (“Statistical Tracking Error”) for each of the last two years. They also reviewed a qualitative tracking error analysis provided by the Adviser. The Board considered that each Fund’s Tracking Difference was generally within expected ranges, particularly in light of higher interest rates. The Board considered the total return of each Fund for the one-year period ended May 31, 2026, and the level of any absolute returns of the Funds. After reviewing the performance of the Funds, the Board concluded that the performance of each Fund was satisfactory. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement after its review of each Fund’s relative performance.
Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information about and considered the profitability of each Fund to the Adviser based on the advisory fee rate paid under the Agreement and the overall profitability of the Adviser, as reflected in the Adviser’s profitability analysis. In reviewing

23

Direxion Funds
FORM N-CSR ITEMS (Unaudited)(Continued)
these materials, the Board considered information provided by the Adviser concerning the methodology it uses to determine its expenses applicable to each Fund. In order to assess the reasonableness of the profitability of each Fund to the Adviser, the Board considered the significant drivers of cost for the Adviser including, but not limited to, its acceptance of entrepreneurial risk, its expenditure of intellectual capital, its dedication of personnel resources to monthly portfolio management activities (including rebalancing of the Funds), regulatory compliance and risk mitigation. Based on its review, the Board concluded that the profitability to the Adviser was reasonable in light of the services and benefits provided to each Fund.
Economies of Scale. The Board considered the Adviser’s advisory fee schedule for each Fund as set forth in the Agreement and observed the absence of breakpoints in the fee schedule. The Board accordingly considered the extent to which, during the one-year renewal term of the Agreement, economies of scale or other efficiencies may result from increases in each of the Funds’ net assets and not be shared with Fund shareholders. In this regard, the Board considered the relatively small size of each Fund and the fact that the size of each Fund may increase and decrease quickly and dramatically due to the Funds permitting unlimited trading. Based on these considerations, the Board concluded that no Fund had achieved economies of scale, but that it would continue to monitor each Fund’s assets under management and asset growth in order to assess whether fee breakpoints may be warranted. The Board also considered that the Adviser has provided, at no added cost to the Funds, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders.
Other Benefits. The Board considered any indirect and “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds. In this regard, the Board considered that each Fund pays a fee to the Adviser under the Management Services Agreement, and such payment is a fall-out benefit. The Board also considered that the Adviser may leverage its personnel and infrastructure to manage other accounts and may leverage its relationships in the financial services industry, which are partially a function of its activities on behalf of the Funds, to build relationships in the industry for itself and its affiliates, which may benefit business lines that are not related to the Funds.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement is fair and reasonable to each Fund in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser’s expenses and profitability and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of each Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreement with respect to each Fund.

24

Direxion

Annual Financial Statements and Additional Information

Hilton Tactical Income Fund

AUGUST 31, 2026

TICKERS:
INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

535 Madison Avenue, 37th Floor | New York, New York 10022 | (866) 476-7523

www.direxion.com

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2026

	Shares	Value
INVESTMENT COMPANIES - 46.7%
Exchange Traded Funds - 46.7%
Equity Exchange Traded Funds - 15.2%
Alerian MLP ETF	36,975	$2,055,440
JPMorgan Equity Premium Income ETF	65,960	3,792,700
JPMorgan Nasdaq Equity Premium Income ETF	128,925	7,763,864
Utilities Select Sector SPDR Fund	29,580	1,249,163
Vanguard International High Dividend Yield ETF	52,055	5,474,624
		20,335,791
Income Exchange Traded Funds - 31.5%
FT Vest Gold Strategy Target Income ETF	80,155	1,762,609
Invesco S&P 500 Equal Weight Income Advantage ETF	61,245	3,324,379
iShares 0-3 Month Treasury Bond ETF	99,135	9,981,903
Janus Henderson AAA CLO ETF	115,665	5,842,239
JPMorgan Income ETF	127,710	5,854,226
Simplify MBS ETF	46,775	2,263,442
Vanguard Intermediate-Term Corporate Bond ETF	75,795	6,146,217
Vanguard Intermediate-Term Treasury ETF	85,925	5,001,694
Vanguard Short-Term Corporate Bond ETF	23,250	1,825,823
		42,002,532
TOTAL INVESTMENT COMPANIES (Cost $60,211,981)		62,338,323
COMMON STOCKS - 30.4%
Aerospace & Defense - 1.1%
General Dynamics Corp.	1,935	718,562
Lockheed Martin Corp.	1,230	690,313
		1,408,875
Banks - 2.1%
Bank of America Corp.	17,320	1,072,801
Cullen/Frost Bankers, Inc.	2,895	465,719
JPMorgan Chase & Co.	3,725	1,326,174
		2,864,694
Biotechnology - 0.6%
Amgen, Inc.	1,890	812,473
Capital Markets - 0.9%
Blackrock, Inc.	615	710,700
Franklin Templeton, Inc.	14,080	480,832
		1,191,532
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	3,650	806,358
Communications Equipment - 0.9%
Cisco Systems, Inc.	11,360	1,255,166

The accompanying notes are an integral part of these financial statements.

1

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 0.6%
Emerson Electric Co.	5,040	$768,298
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC (Ireland)	1,885	386,896
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	5,410	597,048
Health Care Providers & Services - 1.3%
Quest Diagnostics, Inc.	5,200	1,249,560
UnitedHealth Group, Inc.	1,150	447,822
		1,697,382
Health Care REITs - 0.8%
American Healthcare REIT, Inc.	10,005	552,376
Welltower, Inc.	1,975	466,574
		1,018,950
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	3,130	824,880
Household Products - 0.5%
The Procter & Gamble Co.	4,845	703,106
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	1,590	339,513
Siemens AG (Germany) - ADR	4,675	773,245
		1,112,758
Industrial REITs - 1.0%
Prologis, Inc.	9,080	1,270,474
Interactive Media & Services - 1.1%
Alphabet, Inc. - Class A	4,475	1,518,591
Machinery - 1.0%
FANUC Corp. (Japan) - ADR	29,295	551,039
Flowserve Corp.	9,410	744,237
		1,295,276
Oil, Gas & Consumable Fuels - 1.0%
EQT Corp.	5,735	310,722
ExxonMobil Holdings Corp.	2,490	400,766
The Williams Cos., Inc.	9,070	680,703
		1,392,191
Personal Care Products - 0.6%
Unilever PLC (United Kingdom) - ADR	11,810	765,879

The accompanying notes are an integral part of these financial statements.

2

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 2.7%
AstraZeneca PLC (United Kingdom)	5,700	$924,141
Eli Lilly & Co.	1,140	1,318,672
Johnson & Johnson	3,065	814,830
Merck & Co., Inc.	3,890	574,787
		3,632,430
Residential REITs - 0.5%
Vivmark Residential	9,566	623,131
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	2,485	899,918
Applied Materials, Inc.	1,440	660,082
Broadcom, Inc.	2,065	764,752
NVIDIA Corp.	8,775	1,937,344
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) - ADR	2,685	1,115,134
		5,377,230
Software - 3.2%
Microsoft Corp.	6,270	3,180,708
SAP SE (Germany) - ADR	5,035	1,112,181
		4,292,889
Specialized REITs - 0.3%
Janus Living, Inc.	13,055	388,386
Specialty Retail - 1.3%
The Home Depot, Inc.	2,970	973,655
The TJX Cos., Inc.	5,975	800,112
		1,773,767
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	8,790	2,785,112
TOTAL COMMON STOCKS (Cost $28,686,590)		40,563,772

	Par
CORPORATE BONDS - 17.6%
Aerospace & Defense - 0.5%
Lockheed Martin Corp., 4.40%, 08/15/2030	$660,000	650,370
Banks - 1.6%
JPMorgan Chase & Co., 4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031	490,000	474,357
M&T Bank Corp., 5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	515,000	514,279
The PNC Financial Services Group, Inc., 5.22% to 01/29/2030 then SOFR + 1.07%, 01/29/2031	610,000	613,816
US Bancorp, 4.48% to 01/26/2031 then SOFR + 0.87%, 01/26/2032	600,000	583,930
		2,186,382

The accompanying notes are an integral part of these financial statements.

3

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Beverages - 0.4%
PepsiCo, Inc., 4.30%, 07/23/2030	$575,000	$568,967
Biotechnology - 0.9%
AbbVie, Inc., 4.88%, 09/15/2031	615,000	610,745
Gilead Sciences, Inc., 4.60%, 05/20/2031	545,000	536,198
		1,146,943
Broadline Retail - 0.5%
Amazon.com, Inc., 4.80%, 07/09/2031	735,000	728,162
Capital Markets - 1.5%
Ares Capital Corp., 5.95%, 07/15/2029	330,000	332,442
Bank of New York Mellon Corp., 5.18% to 08/12/2033 then SOFR + 1.04%, 08/12/2034	470,000	466,147
CME Group, Inc., 4.40%, 03/15/2030	605,000	598,102
State Street Corp., 4.73%, 02/28/2030	605,000	603,262
		1,999,953
Chemicals - 0.5%
Ecolab, Inc., 4.80%, 06/15/2031	615,000	610,437
Commercial Services & Supplies - 0.5%
Republic Services, Inc., 4.75%, 07/15/2031	665,000	658,890
Communications Equipment - 1.0%
Cisco Systems, Inc., 4.95%, 02/26/2031	680,000	682,152
Motorola Solutions, Inc., 4.85%, 08/15/2030	645,000	639,568
		1,321,720
Consumer Finance - 0.6%
American Express Co., 5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	755,000	757,131
Consumer Staples Distribution & Retail - 0.4%
Walmart, Inc., 4.35%, 04/28/2030	600,000	594,879
Financial Services - 0.5%
Mastercard, Inc., 4.43%, 06/08/2029	660,000	656,159
Health Care Equipment & Supplies - 0.5%
Stryker Corp., 4.85%, 02/10/2030	620,000	619,043
Health Care REITs - 0.4%
Welltower OP LLC, 4.50%, 07/01/2030	605,000	595,771
Insurance - 1.4%
Arthur J Gallagher & Co., 5.00%, 02/15/2032	635,000	627,923
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	620,000	613,800
MetLife, Inc., 4.55%, 03/23/2030	625,000	618,999
		1,860,722

The accompanying notes are an integral part of these financial statements.

4

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Interactive Media & Services - 0.4%
Meta Platforms, Inc., 4.30%, 08/15/2029	$515,000	$511,026
IT Services - 0.7%
Accenture Capital, Inc., 5.00%, 07/10/2031	465,000	463,239
International Business Machines Corp., 4.80%, 02/10/2030	500,000	498,137
		961,376
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031	640,000	644,065
Eli Lilly & Co., 4.38%, 05/20/2031	595,000	582,556
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	655,000	649,062
Merck & Co., Inc., 4.30%, 05/17/2030	640,000	629,725
Pfizer, Inc., 4.20%, 11/15/2030	510,000	497,873
		3,003,281
Professional Services - 0.9%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	550,000	542,754
Paychex, Inc., 5.10%, 04/15/2030	615,000	615,313
		1,158,067
Retail REITs - 0.4%
Realty Income Corp., 4.85%, 03/15/2030	570,000	568,873
Semiconductors & Semiconductor Equipment - 0.4%
Texas Instruments, Inc., 4.50%, 05/23/2030	605,000	598,429
Specialized REITs - 0.9%
Extra Space Storage LP, 5.50%, 07/01/2030	555,000	561,102
Public Storage Operating Co., 4.38%, 07/01/2030	630,000	620,031
		1,181,133
Specialty Retail - 0.5%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	620,000	611,398
TOTAL CORPORATE BONDS (Cost $23,845,812)		23,549,112
U.S. TREASURY SECURITIES - 2.0%
United States Treasury Note/Bond, 4.13%, 05/31/2031	2,735,000	2,691,411
TOTAL U.S. TREASURY SECURITIES (Cost $2,734,039)		2,691,411

The accompanying notes are an integral part of these financial statements.

5

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%
Interactive Media & Services - 0.6%
Alphabet, Inc., Series A, 6.25%, 05/15/2029(a)	18,080	$876,157
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $920,230)		876,157
TOTAL INVESTMENTS - 97.3% (Cost $116,398,652)		$130,018,775
Other Assets in Excess of Liabilities - 2.7%		3,581,709
TOTAL NET ASSETS - 100.0%		$ 133,600,484

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

6

Hilton Tactical Income Fund
Statement of Assets and Liabilities
August 31, 2026

ASSETS:
Investments, at fair value (Note 2)	$ 130,018,775
Cash	3,395,547
Interest receivable	245,302
Dividends receivable	78,413
Receivable for Fund shares sold	28,992
Due from affiliates	7,995
Dividend tax reclaims receivable	3,960
Prepaid expenses and other assets	9,372
Total assets	133,788,356
LIABILITIES:
Due to Adviser, net (Note 5)	130,576
Payable for Fund shares redeemed	4,210
Accrued distribution expenses	868
Accrued expenses and other liabilities	52,218
Total liabilities	187,872
NET ASSETS	$ 133,600,484
Net Assets Consist of:
Paid-in capital	$117,313,764
Total distributable earnings	16,286,720
Total net assets	$ 133,600,484
Institutional Class
Net assets	$ 129,513,457
Shares issued and outstanding (unlimited shares authorized without par value)	6,957,273
Net asset value per share	$18.62
Investor Class
Net assets	$4,087,027
Shares issued and outstanding (unlimited shares authorized without par value)	219,916
Net asset value per share	$18.58
Cost:
Investments, at cost	$116,398,652

The accompanying notes are an integral part of these financial statements.

7

Hilton Tactical Income Fund
Statement of Operations
For the Year Ended August 31, 2026

INVESTMENT INCOME:
Dividend income	$4,113,598
Less: Issuance fees	(3,473)
Less: Dividend withholding taxes	(6,157)
Interest income	1,292,965
Total investment income	5,396,933
EXPENSES:
Investment advisory fee (Note 5)	1,039,208
Fund administration and accounting fees	139,172
Management service fees (Note 5)	63,297
State registration fees	46,723
Audit fees	26,284
Insurance fees	20,144
Trustees’ fees	18,048
Reports to shareholders	14,592
Legal fees	13,824
Distribution expenses - Investor Class (Note 5)	10,546
Total expenses	1,391,838
Recoupment of expenses by Adviser (Note 5)	35,660
Reimbursement of expenses from Adviser (Note 5)	(272,261)
Net expenses	1,155,237
NET INVESTMENT INCOME	4,241,696
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	4,848,113
Distributions received from other investment companies	25,001
Net realized gain	4,873,114
Net change in unrealized appreciation on:
Investments	426,274
Net change in unrealized appreciation	426,274
Net realized and unrealized gain	5,299,388
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,541,084

The accompanying notes are an integral part of these financial statements.

8

Hilton Tactical Income Fund
Statements of Changes in Net Assets

	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income	$4,241,696	$4,216,165
Net realized gain	4,873,114	5,317,013
Net change in unrealized appreciation (depreciation)	426,274	(2,565,153)
Net increase in net assets from operations	9,541,084	6,968,025
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(8,341,565)	(4,584,308)
From earnings - Investor Class	(266,222)	(230,465)
Total distributions to shareholders	(8,607,787)	(4,814,773)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	29,068,910	40,641,083
Shares issued from reinvestment of distributions - Institutional Class	8,143,957	4,446,113
Shares redeemed - Institutional Class	(29,331,775)	(31,627,909)
Redemption fees - Institutional Class	1,277	1,422
Shares sold - Investor Class	1,816,616	1,284,197
Shares issued from reinvestment of distributions - Investor Class	241,512	202,043
Shares redeemed - Investor Class	(2,316,106)	(15,526,715)
Redemption fees - Investor Class	42	54
Net increase (decrease) in net assets from capital transactions	7,624,433	(579,712)
NET INCREASE IN NET ASSETS	8,557,730	1,573,540
NET ASSETS:
Beginning of the year	125,042,754	123,469,214
End of the year	$ 133,600,484	$ 125,042,754
SHARES TRANSACTIONS
Shares sold - Institutional Class	1,571,647	2,242,391
Shares issued from reinvestment of distributions - Institutional Class	442,257	246,239
Shares redeemed - Institutional Class	(1,588,518)	(1,748,882)
Shares sold - Investor Class	98,308	70,867
Shares issued from reinvestment of distributions - Investor Class	13,134	11,192
Shares redeemed - Investor Class	(124,857)	(853,852)
Total increase (decrease) in shares outstanding	411,971	(32,045)

The accompanying notes are an integral part of these financial statements.

9

HILTON TACTICAL INCOME FUND
Financial Highlights
August 31, 2026

	Net Asset Value, Beginning of Year	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Dividends from Realized Gains	Return of Capital Distributions	Total Distributions	Redemption Fees Paid to Fund	Net Asset Value, End of Year	Total Return[2]	Net Assets, End of Year (,000)	Ratios to Average Net Assets
													Total Expenses	Net Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Institutional Class
Year Ended August 31, 2026	$18.48	0.60	0.77	1.37	(0.78)	(0.45)	—	(1.23)	—[5]	$18.62	7.65%	$129,513	1.05%	0.87%	3.23%	86%
Year Ended August 31, 2025	$18.17	0.62	0.40	1.02	(0.71)	—	—	(0.71)	—[5]	$18.48	5.78%	$120,736	1.09%	0.87%	3.43%	92%
Year Ended August 31, 2024	$16.44	0.55	1.76	2.31	(0.55)	—	(0.03)	(0.58)	—[5]	$18.17	14.38%	$105,245	1.10%	0.87%	3.22%	83%
Year Ended August 31, 2023	$16.72	0.43	(0.21)	0.22	(0.43)	—	(0.07)	(0.50)	—[5]	$16.44	1.37%	$100,711	1.15%	0.87%	2.65%	93%
Year Ended August 31, 2022	$18.51	0.21	(1.51)	(1.30)	(0.49)	—	—	(0.49)	—[5]	$16.72	−7.13%	$102,016	1.09%	0.87%	1.17%	103%
Investor Class
Year Ended August 31, 2026	$18.46	0.55	0.75	1.30	(0.73)	(0.45)	—	(1.18)	—[5]	$18.58	7.28%	$4,087	1.30%	1.12%	2.99%	86%
Year Ended August 31, 2025	$18.13	0.57	0.42	0.99	(0.66)	—	—	(0.66)	—[5]	$18.46	5.63%	$4,307	1.34%	1.12%	3.14%	92%
Year Ended August 31, 2024	$16.40	0.51	1.76	2.27	(0.51)	—	(0.03)	(0.54)	—[5]	$18.13	14.12%	$18,224	1.35%	1.12%	2.98%	83%
Year Ended August 31, 2023	$16.68	0.39	(0.21)	0.18	(0.40)	—	(0.06)	(0.46)	—[5]	$16.40	1.12%	$14,311	1.40%	1.12%	2.38%	93%
Year Ended August 31, 2022	$18.48	0.16	(1.51)	(1.35)	(0.45)	—	—	(0.45)	—[5]	$16.68	−7.41%	$18,035	1.34%	1.12%	0.92%	103%

[1]	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
[2]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Net expenses include effects of any reimbursement or recoupment.
[4]	Portfolio turnover is not annualized and is calculated without regard to short-term securities that have a maturity of less than one year.
[5]	Amount represents less than $0.005 per share. Redemption Fees Paid to Fund are included in the Statement of Changes in Net Assets “Shares redeemed” for each share class.
The accompanying notes are an integral part of these financial statements.

10

HILTON TACTICAL INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has four series, of which one is included in this report: Hilton Tactical Income Fund (the “Fund”). The Fund is a diversified series of the Trust pursuant to the 1940 Act. The Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge. Rafferty Asset Management, LLC serves as adviser to the Fund (the “Adviser”) and Hilton Capital Management, LLC serves as the Fund’s subadviser (the “Subadviser”).
The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships, real estate investment trusts (“REITs”), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed, or otherwise guaranteed by the U.S. Government or its agencies.
The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) 946, “Financial Services - Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of the Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by the Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.
b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

11

HILTON TACTICAL INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
c) Investments in Other Investment Companies – The Fund may invest in another ETF or mutual fund, collectively defined as “investment companies”. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. These costs are disclosed in the Fund’s prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
d) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.
e) Income and Expenses – Dividend income is recorded on the ex-dividend date. Distributions received from the Fund’s investments in investment companies and REITs are accounted for based on the tax character of the distribution and can be comprised of ordinary income, capital gains and return of capital, as applicable. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund’s respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 5.
f) Risks of Investing in Foreign Securities – Investment in foreign securities involves greater risk than investing in domestic securities. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.
g) Distributions to Shareholders – The Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. The Fund also utilizes earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
h) Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Fund is deemed to be an individual reporting segment and Officers of the Trust collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

12

HILTON TACTICAL INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions during the years ended August 31, 2026 and August 31, 2025 were as follows:

	Year Ended August 31,
	2026	2025
Distributions paid from:
Ordinary Income	$ 5,518,514	$ 4,306,046
Long-Term Capital Gains	3,089,273	508,727
Return of Capital	—	—
Total Distributions paid	$8,607,787	$ 4,814,773

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2026. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.
As of August 31, 2026, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Tax cost of investments	$116,497,927
Gross unrealized appreciation	15,152,923
Gross unrealized depreciation	(1,632,075)
Net unrealized appreciation/(depreciation)	13,520,848
Undistributed ordinary income	582,556
Undistributed long-term capital gain	2,183,316
Total undistributed earnings	2,765,872
Other accumulated gain/(loss)	—
Total distributable earnings	$16,286,720

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.
On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting total distributable earnings and paid-in capital under GAAP and tax reporting:

Total Distributable Earnings	Paid-In Capital
$(409,349)	$409,349

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2026, the permanent differences primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares and prior year return of capital distributions to shareholders.
In order to meet certain U.S. excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2026. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2026. For the year ended August 31, 2026, the Fund deferred no qualified late year losses.

13

HILTON TACTICAL INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2026, the Fund had no short-term or long-term capital loss carryforwards on a tax basis.
The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2026, open U.S. Federal and state income tax years include the tax years ended August 31, 2023 through August 31, 2026. The Fund has no examinations in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
Additionally, the Fund follows authoritative financial reporting rules which clarify and expand income tax disclosures to increase their transparency and usefulness. These rules impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. The Fund did not pay any federal, state or local income taxes, but did pay dividend withholding taxes in certain jurisdictions during the year ended as of the date of this report. Management has determined these taxes paid by the Fund for the period were not significant.
4. INVESTMENT TRANSACTIONS
During the year ended August 31, 2026, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $113,188,598 and $109,841,737, respectively.
Of the aggregate purchases and sales of investments in the Fund during the year ended August 31, 2026, $2,830,020 were purchases of long-term U.S. Government securities and $7,884,385 were sales of long-term U.S. Government securities.
5. INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser investment advisory fees at an annual rate of 0.79% based on its average daily net assets, computed daily and payable monthly.
The Adviser has entered into a Sub-Advisory Agreement with the Subadviser, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Advisor pays, out of the investment advisory fee it receives from the Fund, a fee for these sub-advisory fees. Pursuant to the Sub-Advisory Agreement, the Adviser pays the Subadviser fees at an annual rate of 0.59% based on its average daily net assets, computed daily and payable monthly.
Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Shares ETF Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
The Fund is responsible for its own operating expenses. The Fund has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent that they exceed the annual rate of 1.12% for the Investor Class Shares and 0.87% for Institutional Class Shares multiplied by the Fund’s respective average daily net assets at least until September 1, 2027. Pursuant to the Operating Expense Limitation

14

HILTON TACTICAL INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Subadviser recouped, waived and the amounts available for potential recoupments by the Subadviser.

		Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
Expenses Recouped	Expenses Reimbursed	August 31, 2027	August 31, 2028	August 31, 2029
$35,660	$272,261	$242,459	$271,920	$272,261	$786,640

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and Operating Expense Limitation Agreement as of August 31, 2026, are presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.
Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund’s average daily net assets. The Investor Class shares of the Fund pay a fee of 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.
ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.
6. VALUATION MEASUREMENTS
The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions in determining fair value of investments
To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.
The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investment Companies	$ 62,338,323	$—	$—	$ 62,338,323
Common Stocks	40,563,772	—	—	40,563,772
Corporate Bonds	—	23,549,112	—	23,549,112
U.S. Treasury Securities	—	2,691,411	—	2,691,411
Convertible Preferred Stocks	876,157	—	—	876,157

For further detail on each asset class, see Schedule of Investments.

15

HILTON TACTICAL INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
The Fund also follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
7. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
The Fund paid an income distribution with a record date of August 31, 2026 and ex-date and payable date of September 1, 2026 to its Investor Class shareholders in the amount of $0.0612 per share and to its Institutional Class shareholders in the amount of $0.0650 per share.
The Fund paid an income distribution with a record date of September 30, 2026 and ex-date and payable date of October 1, 2026 to its Investor Class shareholders in the amount of $0.0612 per share and to its Institutional Class shareholders in the amount of $0.0650 per share.

16

HILTON TACTICAL INCOME FUND
Report of Independent Registered Public Accounting Firm
To the Shareholders of Hilton Tactical Income Fund and the Board of Trustees of Direxion Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Hilton Tactical Income Fund (the “Fund”) (one of the funds constituting Direxion Funds (the “Trust”), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Direxion Funds) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
October 23, 2026

17

HILTON TACTICAL INCOME FUND
ADDITIONAL INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal period ended August 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 13.61% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2026, was 13.80% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 24.30% for the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling 1-866-476-7523. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted quarterly on its website at www.direxion.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-866-476-7523, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.direxion.com. Information on how the Fund voted proxies related to portfolio securities during the period ended August 31, 2026, is available without charge, upon request, by calling 1-866-476-7523 or by accessing the website of the SEC.

18

HILTON TACTICAL INCOME FUND
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
Effective January 2026, the Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $240,000 annual retainer (paid in monthly increments) for services provided as a Board member. Prior to January 2026, the annual retainer amount was $225,000. Such fees are allocated between the Fund and other affiliated funds. The Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees’ fees”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board” or “Trustees”) of the Direxion Funds (the “Trust”) annually considers the renewal of the Amended & Restated Investment Advisory Agreement (the “Advisory Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the Trust and the Subadvisory Agreement between the Adviser and Hilton Capital Management, LLC (the “Subadviser”) (the “Subadvisory Agreement” and collectively with the Advisory Agreement, the “Agreements”) on behalf of the Hilton Tactical Income Fund (the “Fund”), a series of the Trust.
At a meeting held on August 19, 2026, the Board, including the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Advisory Agreement between the Trust and the Adviser and the Subadvisory Agreement between the Adviser and Subadviser, on behalf of the Fund. The Independent Trustees had previously considered information pertaining to the renewal of the Agreements outside the presence of representatives of the Adviser and Subadviser and Fund management in executive sessions held on August 5 and August 19, 2026. The Board, including the Independent Trustees, determined that the terms of the Agreements were fair and reasonable and that the renewal of the Agreements would be in the best interests of the Fund’s shareholders.
In considering whether to renew the Agreements, the Board requested, and the Adviser and Subadviser provided, information that the Board, Adviser, and Subadviser reasonably believed to be necessary to evaluate the Agreements. Among other information, the Board obtained and reviewed the following:
•	Information regarding the advisory services provided by the Adviser and Subadviser to the Fund;
•	The level of attention required by the Adviser and Subadviser, given the actively managed nature of the Fund’s investment objective;
•
Information regarding the professional qualifications of the Adviser’s and Subadviser’s management teams and those employees primarily responsible for providing investment advisory services to the Fund;

•	Information regarding the Fund’s contractual fee rate for the prior fiscal year;
•
Information regarding advisory fees earned by the Adviser and Subadviser in connection with providing services to the Fund for the two prior fiscal years and fiscal year to date, including any reimbursements and waivers made by the Adviser under the Operating Expense Limitation Agreement (“Expense Cap Agreement”);

•
Information regarding the services provided by and the fees paid by the Fund to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreements;

•	Fund performance information, including relative to a benchmark index;

19

HILTON TACTICAL INCOME FUND
FORM N-CSR ITEMS (Unaudited)(Continued)
•
Comparative industry fee and performance data, including a comparison of the Fund to other funds that have a similar asset size, investment objective and principal strategy (each, a “Peer Fund” and collectively, its “Peer Group”);

•
Information regarding the financial condition and profitability of both the Adviser and Subadviser, including the extent to which economies of scale are shared with the Fund through the Expense Cap Agreement; and

•	Information regarding how the Adviser monitors the Subadviser’s and Fund’s compliance with regulatory requirements and Trust policies and procedures.
The Board considered that it had also received information relevant to its consideration quarterly and, most recently, throughout the past year at executive sessions and regular Board meetings in connection with its routine oversight of the Fund, including information bearing on the Fund’s performance. In this regard, the Trustees considered that they receive at least quarterly reports on the Fund’s performance and information bearing on the Adviser’s, Subadviser’s, and Fund’s regulatory compliance. The Board received a memorandum from legal counsel regarding its responsibilities with respect to the proposed renewal of the Agreements and participated in a question-and-answer session with representatives of the Adviser. The Board considered the Subadviser’s annual presentation to the Board, at which the Trustees meet with a representative of the Subadviser’s portfolio management team. The Board carefully evaluated the relevant information and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
The Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser and Subadviser; (2) the investment performance of the Fund; (3) the profit earned or loss experienced by each of the Adviser and Subadviser in connection with its provision of advisory services to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate and/or net expense ratio reflects any economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreements compare in terms of services and fees with the advisory arrangements of Peer Funds and how the Subadvisory Agreement compares in terms of services and fees with contracts entered into by the Subadviser with other clients (such as other institutional investors); and (6) other benefits derived or that may be derived by the Adviser or Subadviser from its relationship with the Fund. This description is not intended to include all of the factors considered by the Board. The Board did not identify any particular information or factor that was determinative to its renewal of the Agreements, and each Trustee may have afforded different weight to different factors. Additionally, the information and factors considered, and weight placed on any particular information or factor, may change over time.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s and the Subadviser’s business, assets under management, financial resources and capitalization, the experience, quality and quantity of personnel, the complexity of the Fund’s investment strategy, and the adequacy of the Adviser’s and Subadviser’s risk and compliance systems and processes. The Board considered the quality of the Adviser’s personnel, operations, systems and processes required to manage the Fund effectively. The Board considered that the Adviser’s systems and processes have been consistently enhanced over time.
The Board reviewed the scope of services provided by the Adviser and Subadviser to the Fund under the Agreements and considered that there would be no significant differences between the scope of services provided during the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s and Subadviser’s representations that they would continue to provide services to the Fund that are of materially the same quality as the services that have been provided to the Fund in the past, and it considered the appropriate scope of the services in light of the Fund’s operations and the evolving competitive and regulatory landscape.
In considering the nature, extent and quality of the services to be provided under the Subadvisory Agreement by the Subadviser, the Board considered that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) adhering to the Fund’s compliance policies and procedures; (4) maintaining the required books and records for transactions effected by the Subadviser on behalf of the Fund; and (5) selecting broker-dealers to execute orders and obtaining best execution on behalf of the Fund. In evaluating the Subadviser, the Board considered the size and experience of the Subadviser’s portfolio management staff, the portfolio management staff’s credentials and expertise as relevant to the Fund’s investment

20

HILTON TACTICAL INCOME FUND
FORM N-CSR ITEMS (Unaudited)(Continued)
objective and strategies, and the Subadviser’s ability to recruit, train and retain high-quality investment personnel. The Board also considered the Subadviser’s affiliation with the Adviser.
The Board considered that the Adviser oversees the operation of the Fund, including the Subadviser. With regard to compliance services in particular, the Board observed that it annually considers each of the Adviser’s and Subadviser’s compliance program as it pertains to the Fund. In addition, the Board considered that the Adviser conducts quarterly compliance reviews of the Subadviser, has regular contact with the Subadviser and monitors the Fund’s holdings and the Subadviser’s operations.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate charged to the Fund by the Adviser and the subadvisory fee rate payable to the Subadviser by the Adviser in light of the investment advisory services provided by them. The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by the Fund in light of fee rates paid by Peer Funds. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Fund’s contractual advisory fee rate, expense cap, and gross and net expense ratios with those of Peer Funds. The Board considered that the Fund’s net expense ratio and contractual advisory fee rate were each below the median and average of its Peer Group for the period ended May 31, 2026. The Board considered that the Adviser had agreed to limit the total expenses of the Fund (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Fund under an Expense Cap Agreement for each class of the Fund. The Board also considered that, for all periods reviewed, the Fund was operating above the expense cap established by the Expense Cap Agreement and benefitting from fee waivers and/or expense reimbursements by the Adviser.
Performance of the Fund. The Board considered the performance information for the Fund and compared it to the returns of funds included in the Peer Group. The Board considered performance reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board evaluated the performance of the Fund relative to: (1) returns of its benchmark index for the year-to-date, one-, three-, five- and ten-year periods ended May 31, 2026; and (2) returns of the Peer Group for the year-to-date, one-, three-, five- and ten-year periods ended May 31, 2026. The Board considered that the Fund’s performance was in the fourth quartile for the year-to-date, and one-year periods, and in the third quartile for the three-, five- and ten-year periods and that the Fund underperformed its benchmark for all periods reviewed. The Board considered information from the Subadviser regarding the differences between the Fund’s investment strategy and its benchmark and considered the impact of such differences on the comparative performance data. The Board considered that the same Peer Group was used to evaluate both performance and the advisory fees paid by the Fund. After reviewing the performance of the Fund, the Board concluded that the performance of the Fund was satisfactory. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements after its review of the Fund’s relative performance.
Costs of Services Provided to the Fund and Profits Realized by the Adviser and Subadviser. The Board reviewed information about and considered the profitability of the Fund to the Adviser and Subadviser based on the fee rates payable under the Agreements. The Board considered information regarding the Adviser’s and Subadviser’s profit margin as reflected in their profitability analyses. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it uses to determine its expenses applicable to each Fund. In order to assess the reasonableness of the profitability of the Fund to the Adviser and Subadviser, the Board considered the significant drivers of cost for them, including, but not limited to, their acceptance of entrepreneurial risk, their expenditure of intellectual capital, regulatory compliance and risk mitigation. Based on its review, the Board concluded that the profitability of the Fund to the Adviser and Subadviser was, in each case, reasonable in light of the services and benefits provided to the Fund.
Economies of Scale. The Board considered the Adviser’s advisory fee rate schedule for the Fund as set forth in the Advisory Agreement and observed the absence of breakpoints in the fee schedule. The Board accordingly considered the extent to which, during the one-year renewal term of the Agreements, economies of scale or other efficiencies may result from increases in the Fund’s net assets and not be shared with Fund shareholders. In this regard, the Board considered the relatively small size of the Fund. Based on these considerations, the Board concluded that the Fund had not achieved economies of scale, but that it would continue to monitor the Fund’s assets under management and asset growth in order to assess whether fee breakpoints may be warranted in the future. The Board also considered that the

21

HILTON TACTICAL INCOME FUND
FORM N-CSR ITEMS (Unaudited)(Continued)
Adviser has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Other Benefits. The Board considered any indirect or “fall-out” benefits that the Adviser or Subadviser, or their affiliates, may derive from their relationship with the Fund. In this regard, the Board considered that the Fund pays a fee to the Adviser under the Management Services Agreement, and such payment is a fall-out benefit. The Board also considered that the Adviser and Subadviser may leverage their personnel and infrastructure to manage other accounts and may leverage their relationships in the financial services industry, which are partially a function of their activities on behalf of the Fund, to build relationships in the industry for themselves and their affiliates, which may benefit business lines that are not related to the Fund.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreements are fair and reasonable to the Fund in light of the nature, extent and quality of the services to be performed, the fee rate to be paid, the Adviser’s and Subadviser’s expenses and profitability, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreements was in the best interests of the Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreements with respect to the Fund.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	November 5, 2026

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	November 5, 2026